SCHEDULE OF ACCOUNTS PAYABLE (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Merchandise purchase payables			¥ 27,164	¥ 32,219
Payable to merchants ()	[1]		19,364	20,386
Warehouse and logistic fees payables			2,415	2,073
Total accounts payable		$ 6,999	¥ 48,943	¥ 54,678

[1]	Payable to merchants represents the unpaid balances to the merchants of cash collected by the Group on behalf of the merchants for products sold on Yunji App when the Group is viewed as the agent in the sales arrangement.